Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

The Company is committed under various operating leases for buildings with varying expiration dates. Future minimum lease payments under non-cancelable operating leases as of March 31, 2020, are as follows:

Year Ended	Amounts
2020	$944,234
2021	716,367
2022	301,455
2023	103,868
2024	—
Thereafter	—

$2,065,924

12. Commitments and contingencies

The Company is committed under various operating leases for buildings with varying expiration dates. Future minimum lease payments under noncancelable operating leases as of December 31, 2019, are as follows:

Year Ended	Amounts
2020	$944,234
2021	716,367
2022	301,455
2023	103,868
2024	—
Thereafter	—

$2,065,924